Recapitalization - Schedule of BC2 Shares was Determined (Details)	6 Months Ended
Jun. 30, 2025 shares
Schedule of BC2 Shares was Determined [Line Items]
BC2 Shares	127,361,990
BC2’s shares after conversion ratio	11,450,000
Class A Common Stock [Member]
Schedule of BC2 Shares was Determined [Line Items]
BC2 Shares	127,361,990
BC2’s shares after conversion ratio	11,450,000